Taxation - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation
Deferred tax asset	$ 1,273
Unrecognized deferred tax asset resulting from loss carryforward	$ 1	$ 31	$ 1,220